Annual Total Returns [BarChart] - AMG Managers DoubleLine Core Plus Bond Fund - CLASS N SHARES	Feb. 01, 2021
Bar Chart Table:
Annual Return 2012	9.27%
Annual Return 2013	(1.73%)
Annual Return 2014	6.87%
Annual Return 2015	(0.06%)
Annual Return 2016	4.11%
Annual Return 2017	4.59%
Annual Return 2018	(0.48%)
Annual Return 2019	7.89%
Annual Return 2020	4.98%